Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Supplemental Cash Flow Information Relating to Operating Leases	Supplemental cash flow information related to operating leases was as follows:

	For the year ended December 31,
	2023	2022
Cash payments for operating leases	$7,955	$13,992
Right-of-use assets obtained in exchange for operating lease liabilities	—	—

Schedule of Future Lease Payments under Operating Leases

Future lease payments under operating leases as of December 31, 2023 were as follows:

2024	$8,024
2025	6,038
2026	5,961
2027	6,221
2028	6,210
Thereafter	23,338
Total future lease payments	55,792
Less: Imputed interest	10,715
Total lease liability balance	$45,077